PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Prepayments for purchased goods or services(ii)	¥ 85,683		¥ 125,070
Payments on behalf of franchised stores	42,558		45,228
Prepaid rental and other deposits	65,856		33,426
Deductible input VAT	144,208		45,946
Receivable from online retail platforms	25,248		11,830
Interest receivable	27,675		14,749
Others	90,685		39,155
Total	¥ 481,913	$ 68,913	315,404
Prepayments of Purchased Goods and Services
Deferred IPO Costs			¥ 16,900